INVENTORY (Tables)	6 Months Ended
Jun. 30, 2022
INVENTORY
Schedule Of Inventory

Thousands of United States dollars	June 30, 2022	December 31, 2021
Raw materials and supplies	$2,161	$899
Harvested cannabis	92	35
Work in progress	465	97
Finished goods	6,577	1,962
Total	$9,295	$2,993